ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

12.  ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in the Company's accumulated other comprehensive loss are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accumulated other comprehensive loss, beginning of year	$(396,115)	$(396,671)	$(293,128)
Foreign currency translation adjustment(i)	(8,669)	1,076	(103,381)
Recognition of foreign currency translation gain in net income (loss)(ii)	—	—	(43)
Change in net unrecognized actuarial pension loss	—	—	(119)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation(iii)	—	(639)	—
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation(iii)	—	119	—

Accumulated other comprehensive loss, end of year(iv)	$(404,784)	$(396,115)	$(396,671)

(i)
The Company incurs unrealized foreign currency translation gains and losses related to its self-sustaining operations having functional currencies other than the Canadian dollar. The foreign currency translation losses for the years ended December 31, 2012 and 2010 are primarily due to the weakening of the euro and the U.S. dollar against the Canadian dollar. The foreign currency translation gain for the year ended December 31, 2011 is primarily due to the strengthening of the U.S. dollar against the Canadian dollar, partially offset by the weakening of the euro against the Canadian dollar.

(ii)
For the year ended December 31, 2010, $0.1 million included in "other gains, net" represents the remaining foreign currency translation gain realized from the final liquidation of a foreign operation.

(iii)
Included in "income (loss) from discontinued operations, net of income tax" on the consolidated statements of income (loss) for the year ended December 31, 2011 is the reclassification to net income (loss) of a $0.6 million foreign currency translation gain and a $0.1 million unrecognized actuarial pension loss associated with the Racing & Gaming Business upon deconsolidation.

(iv)
Accumulated other comprehensive loss consists of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Foreign currency translation adjustment	$(404,784)	$(396,115)